UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	December 1, 2024 to December 31, 2024

Commission File Number of issuing entity:	333-224689-01, 333-257355-01, 333-280854-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-224689, 333-257355, 333-280854
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance

	December 2024	November 2024	October 2024	3-Month Avg
Gross Trust Yield	28.63%	27.77%	28.40%	28.27%
Gross Charge-Off Rate	6.41%	5.58%	5.67%	5.89%
Net Charge Off Rate	5.33%	4.67%	4.72%	4.90%
SynchronySeries Excess Spread Percentage	16.72%	16.68%	17.23%	16.88%
Payment Rate	24.69%	22.25%	22.76%	23.23%

Delinquency Data
1-29 Days Delinquent	1.85%	2.01%	1.97%	1.94%
30-59 Days Delinquent	0.81%	0.87%	0.90%	0.86%
60-89 Days Delinquent	0.69%	0.74%	0.72%	0.72%
90-119 Days Delinquent	0.65%	0.65%	0.58%	0.63%
120-149 Days Delinquent	0.56%	0.52%	0.52%	0.53%
150-179 Days Delinquent	0.45%	0.49%	0.46%	0.46%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$9.3	$9.3	$9.3	$9.3

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2023	2024	2025
January	30	29	28
February	28	27	28
March	28	28	28
April	28	28	29
May	29	28	25
June	27	28	30
July	28	29	28
August	28	25	28
September	26	30	28
October	30	28	28
November	28	26	28
December	28	30	29

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period December 1, 2024 through December 31, 2024. The most recent Form ABS-15G filed by the Securitizer was filed on February 5, 2024. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: January 15, 2025	By:	/s/ Chris Coffey
	Name:	Chris Coffey
	Title:	Vice President